Expense Example, No Redemption (Vanguard Health Care Fund Annuity:)	Vanguard Health Care Fund Vanguard Health Care Fund - Investor Shares 2/1/2014 - 1/31/2015 USD ($)
Expense Example, No Redemption:
1 YEAR	35
3 YEAR	109
5 YEAR	191
10 YEAR	431